Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Tax Effects Of [Abstract]
Disclosure of reconciliation of income tax (expenses)benefits

The income tax expenses of the Group during the years ended December 31, 2020 and 2021 are analysed as follows:

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Current income tax	1,474	5,318
Deferred income tax	—	—
Total income tax expense	1,474	5,318

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Loss before income tax	(76,423)	(255,144)
Tax calculated at statutory income tax rate of 25% in mainland China	(19,106)	(63,786)
Tax effects of:
— Expenses not deductible for income tax purposes	469	1,069
— Tax losses for which no deferred tax assets were recognized	20,111	68,035
— Utilization of previously unrecognized tax losses	—	—
	1,474	5,318

Disclosure of tax losses and carry forwards explanatory

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
2023	34	34
2024	26,561	26,561
2025	70,757	67,172
2026	—	110,045
Total unrecorded tax losses carry forwards	97,352	203,812